Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$ (1,066)	$ (672)
Cumulative actuarial losses	(324)	(398)
Cumulative coupon accrued under perpetual debentures	(1,070)	(1,070)
Cumulative coupon accrued under subordinated notes	(347)	(204)
Other effects	51	(5)
Other equity reserves	$ (2,756)	$ (2,349)